Exhibit 99.1

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-20	30/360 Days	30	Collection Period Start	1-Jul-20
Distribution Date	17-Aug-20	Actual/360 Days	33	Collection Period End	31-Jul-20
				Prior Month Settlement Date	15-Jul-20
				Current Month Settlement Date	17-Aug-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,405,095,871.07	1,350,285,653.14	1,295,172,165.23	0.951451
Yield Supplement Overcollaterization		43,835,194.41	41,505,403.15	39,265,208.70
Total Adjusted Pool Balance		1,361,260,676.66	1,308,780,249.99	1,255,906,956.53
Total Adjusted Securities		1,361,260,676.66	1,308,780,249.99	1,255,906,956.53	0.922606
Class A-1 Notes	0.21995%	254,000,000.00	201,519,573.33	148,646,279.87	0.585222
Class A-2a Notes	0.47000%	420,000,000.00	420,000,000.00	420,000,000.00	1.000000
Class A-2b Notes	0.35475%	50,000,000.00	50,000,000.00	50,000,000.00	1.000000
Class A-3 Notes	0.55000%	470,000,000.00	470,000,000.00	470,000,000.00	1.000000
Class A-4 Notes	0.71000%	106,000,000.00	106,000,000.00	106,000,000.00	1.000000
Certificates	0.00000%	61,260,676.66	61,260,676.66	61,260,676.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	52,873,293.46	40,630.54	208.1625727	0.1599628
Class A-2a Notes	0.00	164,500.00	—	0.3916667
Class A-2b Notes	0.00	16,259.38	—	0.3251876
Class A-3 Notes	0.00	215,416.67	—	0.4583333
Class A-4 Notes	0.00	62,716.67	—	0.5916667
Certificates	0.00	0.00	—	—

Total Securities	52,873,293.46	499,523.26

I. COLLECTIONS

Interest:
Interest Collections				3,624,323.19
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				3,624,323.19
Principal:
Principal Collections				54,833,204.01
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				54,833,204.01
Recoveries of Defaulted Receivables				13,223.34

Total Collections				58,470,750.54

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			81,956	1,308,780,249.99
Total Principal Payment				52,873,293.46

			80,428	1,255,906,956.53

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	58,470,750.54
Reserve Account Draw	0.00
Total Available for Distribution	58,470,750.54
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,125,238.04
Servicing Fee Paid	1,125,238.04
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	40,630.54
Class A-1 Notes Monthly Interest Paid	40,630.54
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	164,500.00
Class A-2a Notes Monthly Interest Paid	164,500.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	16,259.38
Class A-2b Notes Monthly Interest Paid	16,259.38
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	215,416.67
Class A-3 Notes Monthly Interest Paid	215,416.67
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	62,716.67
Class A-4 Notes Monthly Interest Paid	62,716.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		499,523.26
Total Note Monthly Interest Paid		499,523.26
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		56,845,989.24
4. Total Monthly Principal Paid on the Notes		52,873,293.46
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		52,873,293.46
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,972,695.78
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,972,695.78

V. RESERVE ACCOUNT

Initial Reserve Account Amount		13,612,606.77
Required Reserve Account Amount		13,612,606.77
Beginning Reserve Account Balance		13,612,606.77
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		13,612,606.77
Required Reserve Account Amount for Next Period		13,612,606.77

VI. POOL STATISTICS

Weighted Average Coupon		3.16%
Weighted Average Remaining Maturity		46.32

	Amount	Number
Principal on Defaulted Receivables	280,283.90	12
Principal Recoveries of Defaulted Receivables	13,223.34

Monthly Net Losses	267,060.56
Pool Balance at Beginning of Collection Period	1,350,285,653.14
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.07%
Net Loss Ratio for Current Collection Period	0.24%
Four-Month Average Net Loss Ratio	0.08%
Cumulative Net Losses for all Periods	346,243.66

Nissan Auto Receivables 2020-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,057,453.74	66	0.08%
61-90 Days Delinquent	319,657.72	16	0.02%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,377,111.46	82	0.11%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.02%	0.02%
Four-Month Average Delinquency Ratio	0.01%	0.00%
60 Day Delinquent Receivables	319,657.72
Delinquency Percentage	0.02%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	4,639,431.88
Number of Extensions	237

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO